Note 13 - Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2020	2021	2022
Income:
Net income	4,041,431	42,963,660	106,244,916
Dividends to Series B preferred shares	(693,297)	(255,324)	-
Preferred deemed dividend	-	(345,628)	-
Net income attributable to common shareholders	3,348,134	42,362,708	106,244,916
Weighted average common shares –outstanding, basic	5,753,917	6,976,905	7,181,561
Basic earnings per share	0.58	6.07	14.79

Effect of dilutive securities:
Dilutive effect of non-vested shares	-	16,500	8,546
Weighted average common shares –outstanding, diluted	5,753,917	6,993,405	7,190,107
Diluted earnings per share	0.58	6.06	14.78